Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (1,309)	$ (893)	$ (1,933)	$ (2,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	48	68	129	231
Non-cash stock-based compensation	165	49	92	108
Deferred revenue	(33)		33
Amortization of debt issuance costs	40		50
Non-cash interest	12		15
Inventory reserve				18
(Increase) decrease in operating assets:
Accounts receivable	(239)	(78)	283	(220)
Inventory	410	(101)	(98)	57
Prepaid expenses and other current assets	92	44	(55)	27
Other assets			21
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(274)	192	171	(702)
Accrued severance expense				(105)
Net cash used in operating activities	(1,088)	(719)	(1,292)	(2,612)
Investing activities
Purchase of property and equipment			(30)	(28)
Maturities of short-term investments				7
Net cash used in investing activities			(30)	(21)
Financing activities
Repayment of debt	(500)
Payment of financing costs	(140)
Proceeds from short-term borrowings			500
Proceeds from stock options exercised		72	72	85
Proceeds from issuance of common stock	3,190			1,251
Net cash provided by financing activities	2,550	72	572	1,336
Effect of exchange rates on cash	11	(13)	(14)	(5)
Net increase (decrease) in cash	1,473	(660)	(764)	(1,302)
Cash, beginning of period	240	1,004	1,004	2,306
Cash, end of period	1,713	344	240	1,004
Supplemental disclosure of cash flow information
Cash paid for interest				2
Cash paid for taxes	$ 2	$ 2	$ 2	$ 6